Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted																	$ 1,372,314	$ 609,417	$ 475,870
Net income (loss) attributable to common stockholders	27,282	[1]	36,607	[2]	69,847		23,372		39,988		(4,563)	[3]	45,646		25,812		157,108	106,882	171,190
Net income (loss) attributable to common stockholders per share:
Basic	$ 0.15	[1]	$ 0.21	[2]	$ 0.40		$ 0.15		$ 0.29		$ (0.04)	[3]	$ 0.37		$ 0.21		$ 0.90	$ 0.84	$ 1.50
Diluted	$ 0.15	[1]	$ 0.21	[2]	$ 0.39		$ 0.15		$ 0.29		$ (0.04)	[3]	$ 0.37		$ 0.21		$ 0.90	$ 0.83	$ 1.49
Quarterly Results of Operations (Textuals) [Abstract]
Decreases in net income and amounts per share are primarily attributable to Provisions for loan losses			(28,918)														2,010	29,684	23,261
Decreases in net income and amounts per share are primarily attributable to transaction costs			(18,835)														70,224	46,660	0
Decreases in net income amounts and per share attributable to gains on sales of real estate			185		30,224
Scenario, Previously Reported [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	407,391		384,786	[2]	381,059		255,477		202,456		176,146		163,131		152,759
Scenario, Adjustment [Member]
Summary of Unaudited Quarterly Results of Operations
Discontinued operations	(12,262)		(14,059)	[2]	(13,826)		(16,252)		(18,112)		(20,884)		(22,897)		(23,182)
Scenario, Actual [Member]
Summary of Unaudited Quarterly Results of Operations
Revenues as reported and adjusted	$ 395,129	[4]	$ 370,727	[2],[4]	$ 367,233	[4]	$ 239,225	[4]	$ 184,344	[4]	$ 155,262	[3],[4]	$ 140,234	[4]	$ 129,577	[4]

[1]	(3) The decreases in net income and amounts per share are primarily attributable to impairment charges of $11,992,000.
[2]	(2) The decreases in net income and amounts per share are primarily attributable to gains on sales of real estate totaling $30,224,000 for the second quarter as compared to $185,000 for the third quarter.
[3]	(4) The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ($28,918,000) and transaction costs ($18,835,000).
[4]	(1) We have reclassified the income attributable to the properties sold prior to or held for sale at September 30, 2012 to discontinued operations. See Note 5.